Cover Page	12 Months Ended
Sep. 30, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Q&K International Group Limited
Entity Central Index Key	0001769256
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	1,647,386,700
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	Suite 1607, Building A
Entity Address, Address Line Two	No.596 Middle Longhua Road
Entity Address, Address Line Three	Xuhui District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-39111
Document Shell Company Report	false
Document Registration Statement	false
Entity Incorporation, State or Country Code	E9
Entity Address, Postal Zip Code	200032
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Suite 1607, Building A
Entity Address, Address Line Two	No.596 Middle Longhua Road
Entity Address, Address Line Three	Xuhui District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Contact Personnel Name	Chengcai Qu, Chief Executive Officer
Contact Personnel Email Address	ccqu@qk365.com
City Area Code	21
Local Phone Number	6422-8532
Entity Address, Postal Zip Code	200032
ADR [Member]
Document Information [Line Items]
Trading Symbol	QK
Title of 12(b) Security	American depositary shares
Security Exchange Name	NASDAQ
Class A ordinary shares [Member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Class A ordinary shares
Security Exchange Name	NASDAQ